UNITED STATES
                        SECURITIES AND CHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.

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     1.  Name and address of Issuer:

         AMERICAN FIDELITY SEPARATE ACCOUNT C
         2000 N. Classen Boulevard, Oklahoma City, Oklahoma,  73106-6092
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     2.  The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [x]
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     3.  Investment Company Act File Number:       811-21313

         Securities Act File Number:      333-103492
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     4(a)Last day of fiscal year for which this Form is filed:

                             DECEMBER 31, 2004
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     4(b)  [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
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     4(c)  [ ] Check box if this is the last time the issuer will be filing this
               Form.
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     5.  Calculation of registration fee:

         (i)  Aggregate sale price of securities sold
              during the fiscal year pursuant to section 24(f):  $ 1,443,721.37

        (ii)  Aggregate price of securities redeemed or
              repurchased during the fiscal year:                $    50,549.67

       (iii)  Aggregate price of securities redeemed
              or repurchased during any PRIOR fiscal
              year ending no earlier than October 11,
              1995 that were not previously used to
              reduce registration fees payable to
              the Commission:                                                 0

        (iv)  Total available redemption credits [add
              Items 5(ii) and 5(iii)]:                           $    50,549.67

         (v)  Net sales -- if Item 5(i) is greater than
              Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:   $ 1,393,171.70

        (vi)  Redemption credits available for use in
              future years - if Item 5(i) is less than
              Item 5(iv) [subtract Item 5(iv) from Item
              5(i)]:

       (vii)  Multiplier for determining registration
              fee (See Instruction C.9):                      x        .0001177

       (viii) Registration fee due [multiply Item 5(v)
              by Item 5(vii)] (enter "0" if no fee is due):   =  $       163.98
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     6.  Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.
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     7.  Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                              +  $            0
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     8.  Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                              =  $       163.98
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     9.  Date the registration fee and any interest payment was sent to the
         Commission's lockbox depostory:
         March 16, 2005 to SEC Account No. 0001220781 (payor's CIK Number)

              Method of delivery:

                              [x]   Wire Transfer
                              [ ]   Mail or other means
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                                   Signatures


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                       AMERICAN FIDELITY SEPARATE ACCOUNT C
                                            (Registrant)

                                       By:  AMERICAN FIDELITY ASSURANCE COMPANY
                                              (Depositor)


                                            By:  JOHN W. REX
                                                 John W. Rex, President

Date:  March 16, 2005